Stock-Based Compensation - Summary of Restricted Stock Unit Activity (Parenthetical) (Details) (Cash America LTIP, Restricted Stock Units, Chief Executive Officer)	0 Months Ended
Nov. 13, 2014
Cash America LTIP | Restricted Stock Units | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock issued, RSUs to Chief Executive Officer	13,048